Intangible Assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	0.89%
Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	0.93%
Reynolds American Inc. | Reynolds Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	0.80%
Reynolds American Inc. | Reynolds Goodwill | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	6.10%
Reynolds American Inc. | Reynolds Goodwill | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	0.80%
Reynolds American Inc. | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	3.40%
Reynolds American Inc. | Newport | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	21.00%
Reynolds American Inc. | Newport | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	4.00%
Reynolds American Inc. | Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	5.50%
Reynolds American Inc. | Camel | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	28.60%
Reynolds American Inc. | Camel | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	7.00%
Reynolds American Inc. | Pall Mall
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	2.20%
Reynolds American Inc. | Pall Mall | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	14.10%
Reynolds American Inc. | Pall Mall | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	2.40%
Reynolds American Inc. | Grizzly
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	0.80%
Reynolds American Inc. | Grizzly | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	8.90%
Reynolds American Inc. | Grizzly | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	1.00%
Reynolds American Inc. | Camel Snus
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	0.40%
Reynolds American Inc. | Camel Snus | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	5.10%
Reynolds American Inc. | Camel Snus | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in long-term growth rate by	0.50%
Imperial Tobacco Canada
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	10.20%
Imperial Tobacco Canada | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	20.60%